Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 92.1%
Brazil - 3.4%
Energisa SA	583,736	$ 4,798,417
Localiza Rent a Car SA	232,200	2,562,460
Magazine Luiza SA	1,069,976	1,410,488
Notre Dame Intermedica Participacoes SA	302,700	4,058,726
Petroleo Brasileiro SA	2,008,451	13,340,251
Raia Drogasil SA	913,129	3,982,612
Vale SA, ADR	1,002,258	15,214,277

		45,367,231

China - 37.1%
Airtac International Group	137,635	4,832,231
Alibaba Group Holding Ltd. (A)	1,657,069	25,972,173
Amoy Diagnostics Co. Ltd., A Shares	205,551	1,867,631
Angang Steel Co. Ltd., A Shares	2,941,500	1,641,930
Angang Steel Co. Ltd., H Shares	888,000	389,658
Anhui Conch Cement Co. Ltd., H Shares	586,500	3,102,307
ANTA Sports Products Ltd.	955,228	14,343,006
Asymchem Laboratories Tianjin Co. Ltd., H Shares (A) (B)	67,900	2,363,466
Baidu, Inc., Class A (A)	562,850	11,149,429
Baoshan Iron & Steel Co. Ltd., A Shares	2,642,300	2,946,838
BeiGene Ltd., ADR (A)	13,902	3,372,347
BYD Co. Ltd., H Shares	142,500	4,214,730
China Construction Bank Corp., H Shares	29,034,922	22,279,898
China Longyuan Power Group Corp. Ltd., H Shares	6,700,175	13,670,288
China Merchants Bank Co. Ltd., H Shares	1,661,068	13,883,407
China National Building Material Co. Ltd., H Shares	4,048,000	5,257,753
China Pacific Insurance Group Co. Ltd., H Shares	1,668,488	5,079,206
China Tourism Group Duty Free Corp. Ltd., A Shares	352,106	11,549,816
CIFI Holdings Group Co. Ltd.	7,322,272	4,780,060
Contemporary Amperex Technology Co. Ltd., A Shares	315,600	30,482,916
Country Garden Services Holdings Co. Ltd.	800,079	4,726,234
CSC Financial Co. Ltd., H Shares (B) (C)	5,846,033	6,589,138
CSPC Pharmaceutical Group Ltd.	2,431,981	2,955,803
ENN Energy Holdings Ltd.	337,536	5,373,663
Ganfeng Lithium Co. Ltd., H Shares (B)	427,692	6,796,166
Glodon Co. Ltd., A Shares	219,800	2,140,755
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	259,000	3,903,664
Hangzhou Tigermed Consulting Co. Ltd., A Shares	47,400	780,404
Hangzhou Tigermed Consulting Co. Ltd., H Shares (B)	168,100	1,760,989
Hualan Biological Engineering, Inc., A Shares	309,700	1,238,227
Industrial & Commercial Bank of China Ltd., H Shares	23,947,503	14,508,479
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	304,200	1,835,131
JD.com, Inc., ADR (A)	111,053	8,315,649
JD.com, Inc., Class A (A)	101,188	3,835,166
KE Holdings, Inc., ADR (A)	269,726	5,877,330
Kingdee International Software Group Co. Ltd. (A)	2,336,000	5,352,573
LI Ning Co. Ltd.	1,362,552	13,295,781
Longfor Group Holdings Ltd. (B)	1,233,896	7,401,927

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Meituan, Class B (A) (B)	530,712	$ 15,833,444
Microport Scientific Corp.	336,900	971,037
NetEase, Inc.	230,700	4,816,897
New Oriental Education & Technology Group, Inc., ADR (A)	376,849	538,894
Ping An Insurance Group Co. of China Ltd., H Shares	1,665,158	13,214,394
Proya Cosmetics Co. Ltd., A Shares	183,651	4,911,034
Remegen Co. Ltd., H Shares (A) (B)	76,500	505,054
Sany Heavy Industry Co. Ltd., A Shares	578,100	1,846,098
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,317,078	4,087,940
Shanghai Putailai New Energy Technology Co. Ltd., A Shares	198,000	4,480,532
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	78,100	3,966,501
Sinoma Science & Technology Co. Ltd., A Shares	960,800	4,488,315
Sunac China Holdings Ltd.	1,482,873	1,827,376
TAL Education Group, ADR (A)	95,398	272,838
Tencent Holdings Ltd.	1,343,502	84,186,891
Trip.Com Group Ltd., ADR (A)	227,448	6,052,391
Trip.com Group Ltd. (A)	94,600	2,517,327
Wuliangye Yibin Co. Ltd., A Shares	25,800	812,203
WuXi AppTec Co. Ltd., H Shares (B)	296,448	4,252,031
Wuxi Biologics Cayman, Inc. (A) (B)	148,325	1,486,627
Wuxi Lead Intelligent Equipment Co. Ltd., A Shares	181,300	2,084,038
XPeng, Inc., ADR (A)	462,705	16,236,318
XPeng, Inc., A Shares (A)	120,400	2,099,939
Yatsen Holding Ltd., ADR (A)	1,570,593	2,591,478
Yifeng Pharmacy Chain Co. Ltd., A Shares	504,588	3,953,486
Yihai International Holding Ltd. (A) (C)	1,351,241	5,768,415
Yunnan Botanee Bio-Technology Group Co. Ltd., A Shares	58,100	1,536,165
Yunnan Energy New Material Co. Ltd., A Shares	222,701	8,956,575
Zai Lab Ltd., ADR (A)	28,993	1,440,082
Zai Lab Ltd. (A)	25,118	1,186,454
Zhejiang Huayou Cobalt Co. Ltd., A Shares	187,400	2,947,261
Zhongsheng Group Holdings Ltd.	548,500	4,213,641

		493,947,845

Czech Republic - 1.0%
Komercni Banka AS	296,212	13,135,019

Greece - 0.4%
Hellenic Telecommunications Organization SA	277,436	5,392,616

Hong Kong - 2.2%
AIA Group Ltd.	1,501,941	15,679,979
China Gas Holdings Ltd.	4,157,206	7,063,016
China Overseas Land & Investment Ltd.	684,000	2,018,810
CITIC Ltd.	1,189,000	1,335,372
ESR Cayman Ltd. (A) (B)	601,383	2,039,109
Melco Resorts & Entertainment Ltd., ADR (A)	106,801	1,127,818

		29,264,104

India - 8.7%
Ambuja Cements Ltd.	89,457	440,213
Axis Bank Ltd., GDR (A)	207,661	10,860,670
Axis Bank Ltd. (A)	517,419	5,404,354
Bharti Airtel Ltd. (A)	2,106,890	20,181,560
Dabur India Ltd.	31,900	230,764
Hindustan Unilever Ltd.	128,506	3,934,891

Transamerica Funds	Page 1

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
India (continued)
ICICI Bank Ltd., ADR (C)	642,065	$ 13,952,073
Infosys Ltd., ADR	426,806	10,059,817
Kotak Mahindra Bank Ltd.	488,880	12,255,398
Mahindra & Mahindra Ltd., GDR	781,642	9,340,622
Mahindra & Mahindra Ltd.	235,209	2,807,581
Power Grid Corp. of India Ltd.	1,780,248	5,163,281
Reliance Industries Ltd., GDR (B)	134,149	8,551,999
Reliance Industries Ltd.	332,714	10,710,973
Tata Steel Ltd.	136,765	2,015,649

		115,909,845

Indonesia - 2.3%
Bank Central Asia Tbk PT	17,124,163	9,108,291
Bank Rakyat Indonesia Persero Tbk PT	46,625,732	13,271,334
Telkom Indonesia Persero Tbk PT	25,684,900	7,522,479
Unilever Indonesia Tbk PT	4,618,748	1,299,029

		31,201,133

Japan - 0.8%
Nexon Co. Ltd.	157,300	2,965,359
Tokyo Electron Ltd.	17,033	8,331,402

		11,296,761

Jordan - 0.2%
Hikma Pharmaceuticals PLC	88,038	2,473,264

Macau - 1.1%
Sands China Ltd. (A)	5,201,600	14,504,411

Mexico - 0.3%
Grupo Mexico SAB de CV, Series B	854,943	3,676,653

Netherlands - 0.6%
ASML Holding NV (C)	12,174	8,245,383

Peru - 1.0%
Credicorp Ltd.	94,822	13,580,407

Philippines - 1.3%
Ayala Land, Inc.	6,290,054	4,441,385
BDO Unibank, Inc.	4,703,180	12,500,154

		16,941,539

Republic of Korea - 6.5%
Coupang, Inc. (A) (C)	160,235	3,336,093
E-MART, Inc. (A)	43,575	4,849,961
Kangwon Land, Inc. (A)	99,689	2,096,048
Kia Corp.	92,317	6,436,869
NAVER Corp.	18,384	4,855,960
POSCO	13,077	2,925,239
Samsung Electronics Co. Ltd.	594,592	36,983,074
Shinhan Financial Group Co. Ltd.	229,203	7,341,181
SK Innovation Co. Ltd. (A) (C)	66,862	12,271,047
SK Telecom Co. Ltd.	105,386	5,015,857

		86,111,329

Republic of South Africa - 3.5%
FirstRand Ltd.	3,758,338	15,150,238
Gold Fields Ltd.	867,100	9,291,818
Impala Platinum Holdings Ltd.	243,815	3,758,861
Old Mutual Ltd.	8,049,800	7,253,853
Rand Merchant Investment Holdings Ltd.	2,293,191	7,242,127
Sibanye Stillwater Ltd.	990,515	3,692,018

		46,388,915

	Shares	Value
COMMON STOCKS (continued)
Russian Federation - 5.3%
Gazprom PJSC, ADR	2,840,340	$ 24,568,941
Lukoil PJSC, ADR	204,800	18,200,576
MMC Norilsk Nickel PJSC (D)	7,461	2,092,579
Mobile TeleSystems PJSC, ADR	387,017	2,956,810
Novatek PJSC, GDR	12,684	2,662,371
Sberbank of Russia PJSC (D)	2,720,773	9,376,388
Yandex NV, Class A (A)	209,395	10,063,524

		69,921,189

Singapore - 0.1%
Sea Ltd., ADR (A)	13,388	2,012,350

Taiwan - 13.0%
ASE Technology Holding Co. Ltd.	2,180,295	7,940,833
ASMedia Technology, Inc.	45,115	2,601,349
E.Sun Financial Holding Co. Ltd.	7,177,690	7,547,990
Globalwafers Co. Ltd.	222,504	6,350,049
MediaTek, Inc.	550,400	21,861,442
Nan Ya Printed Circuit Board Corp.	144,000	2,528,686
Realtek Semiconductor Corp.	584,834	11,345,862
Taiwan Semiconductor Manufacturing Co. Ltd.	4,724,678	109,243,941
Yageo Corp. (A)	216,343	3,687,081

		173,107,233

Thailand - 2.1%
Central Pattana PCL	1,221,718	1,990,635
CP ALL PCL	3,232,800	6,068,479
Kasikornbank PCL	4,296,035	19,618,479

		27,677,593

United Kingdom - 0.6%
Anglo American PLC	177,009	7,803,526

United States - 0.6%
Parade Technologies Ltd.	101,683	7,507,177

Total Common Stocks (Cost $1,194,286,566)		1,225,465,523

PREFERRED STOCKS - 2.6%
Brazil - 0.8%
Banco Bradesco SA,
4.49% (E)	1,770,730	7,602,991
Gerdau SA,
10.62% (E)	555,800	2,913,970

		10,516,961

Republic of Korea - 1.8%
Samsung Electronics Co. Ltd.,
2.14% (E)	428,513	24,102,682

Total Preferred Stocks (Cost $31,326,753)		34,619,643

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (E)	2,529,113	2,529,113

Total Other Investment Company (Cost $2,529,113)		2,529,113

Total Investments (Cost $1,228,142,432)		1,262,614,279
Net Other Assets (Liabilities) - 5.1%		67,336,293

Net Assets - 100.0%		$ 1,329,950,572

Transamerica Funds	Page 2

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	671	03/18/2022	$ 40,226,064	$ 41,092,040	$ 865,976	$ —

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	02/03/2022	PHP	10,511,660	USD	205,252	$947	$—
SSB	02/04/2022	HKD	40,733,463	USD	5,228,081	—	(3,878)
SSB	02/04/2022	PHP	9,595,334	USD	188,208	12	—
SSB	02/07/2022	USD	586,451	HKD	4,573,025	—	(54)
SSB	02/07/2022	HKD	193,489	USD	24,813	2	—

Total						$961	$(3,932)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	16.3%	$206,226,513
Semiconductors & Semiconductor Equipment	14.5	183,427,438
Interactive Media & Services	8.7	110,255,804
Oil, Gas & Consumable Fuels	7.2	90,306,158
Metals & Mining	5.4	68,106,443
Technology Hardware, Storage & Peripherals	4.8	61,085,756
Internet & Direct Marketing Retail	4.5	57,292,525
Insurance	3.8	48,469,559
Automobiles	3.3	41,136,059
Real Estate Management & Development	2.8	35,102,866
Electrical Equipment	2.4	30,482,916
Wireless Telecommunication Services	2.2	28,154,227
Textiles, Apparel & Luxury Goods	2.2	27,638,787
Hotels, Restaurants & Leisure	2.1	26,297,995
Chemicals	1.7	21,829,086
Food & Staples Retailing	1.5	18,854,538
Specialty Retail	1.3	15,763,457
Diversified Financial Services	1.2	15,150,238
Independent Power & Renewable Electricity Producers	1.1	13,670,288
Personal Products	1.0	13,204,332
Diversified Telecommunication Services	1.0	12,915,095
Gas Utilities	1.0	12,436,679
IT Services	0.8	10,059,817
Electric Utilities	0.8	9,961,698
Entertainment	0.8	9,794,606
Biotechnology	0.8	9,609,795
Health Care Equipment & Supplies	0.7	9,025,478
Construction Materials	0.7	8,800,273
Machinery	0.7	8,762,367
Life Sciences Tools & Services	0.7	8,280,051
Pharmaceuticals	0.6	7,792,533
Food Products	0.6	7,603,546
Software	0.6	7,493,328
Capital Markets	0.5	6,589,138
Electronic Equipment, Instruments & Components	0.5	6,215,767
Health Care Providers & Services	0.3	4,058,726
Road & Rail	0.2	2,562,460
Multiline Retail	0.1	1,410,488
Industrial Conglomerates	0.1	1,335,372
Household Products	0.1	1,299,029
Beverages	0.1	812,203
Diversified Consumer Services	0.1	811,732

Investments	99.8	1,260,085,166
Short-Term Investments	0.2	2,529,113

Total Investments	100.0%	$1,262,614,279

Transamerica Funds	Page 3

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$225,015,282	$1,000,450,241	$—	$1,225,465,523
Preferred Stocks	10,516,961	24,102,682	—	34,619,643
Other Investment Company	2,529,113	—	—	2,529,113

Total Investments	$238,061,356	$1,024,552,923	$—	$1,262,614,279

Other Financial Instruments
Futures Contracts (G)	$865,976	$—	$—	$865,976
Forward Foreign Currency Contracts (G)	—	961	—	961

Total Other Financial Instruments	$865,976	$961	$—	$866,937

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$(3,932)	$—	$(3,932)

Total Other Financial Instruments	$—	$(3,932)	$—	$(3,932)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $57,579,950, representing 4.3% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $33,236,503, collateralized by cash collateral of $2,529,113 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $32,006,945. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2022, the total value of securities is $11,468,967, representing 0.9% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at January 31, 2022.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

HKD	Hong Kong Dollar
PHP	Philippine Peso
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Transamerica Funds	Page 4

Transamerica Emerging Markets Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Emerging Markets Opportunities (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 5